1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Allison M Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

March 13, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Attn:	Dominic Minore, Division of Investment Management
Re:	AIP Alternative Lending Fund P
Investment Company Act File No. 811-23266

Ladies and Gentlemen:

On behalf of AIP Alternative Lending Fund P (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 7 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the sole purposes of (i) updating certain financial information and (ii) making non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,
/s/ Allison Fumai
Allison Fumai